BASIS OF PRESENTATION (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 9,259,736				$ 9,259,736		$ 7,195,576	$ 4,265,759
Working capital	3,117,142				3,117,142		1,978,396
Net loss	$ 723,124	$ 1,341,036	$ 666,325	$ 678,046	2,064,160	$ 1,344,371	2,929,817	3,004,619
Net cash provided by used in operating activities					$ 891,267	$ 854,308	$ 1,830,242	$ 1,774,182